Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation and accounting policies
2.	Basis of preparation and accounting policies

2.1	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis except as disclosed in the accounting policies below.
The consolidated financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest thousand (“RMB’000”), except when otherwise indicated.
Translation of amounts from Renminbi to the United States Dollar (“US Dollar”) is solely for the convenience of the reader. Translation of amounts from Renminbi to US Dollar has been made at the rate of RMB 7.0851 = US$1.00, the rate quoted by the People’s Bank of China at the close of business on March 31, 2020 and all values are rounded to the nearest thousand (“US$’000”), except when otherwise indicated.
The consolidated financial statements provide comparative information in respect of the previous period.

2.2	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2019. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights
The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.3	Summary of significant accounting policies

(a)	Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9
Financial Instruments
, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit (“CGU”) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(b)	Investments in associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investments in its associates and joint ventures are accounted for using the equity method.
Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.
The statement of profit or loss reflects the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.
The aggregate of the Group’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling
interests in the subsidiaries of the associate or joint venture.
The financial statements of the associate or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, then recognizes the loss within “Share of profit/(loss) of associates and joint ventures, net of tax” in the statement of profit or loss.
Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

(c)	Current versus non-current classification
The Group presents assets and liabilities in the statement of financial position based on current/non-current
classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in normal operating cycle;

•	Held primarily for the purpose of trading;

•	Expected to be realized within twelve months after the reporting period; or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as
non-current.
A liability is current when:

•	It is expected to be settled in normal operating cycle;

•	It is held primarily for the purpose of trading;

•	It is due to be settled within twelve months after the reporting period; or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
The Group classifies all other liabilities as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.
(d)	Fair value measurement
The Group measures financial instruments, such as quoted equity securities, bills receivable and a foreign exchange forward contract, at fair value at each balance sheet date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or

•	In the absence of a principal market, in the most advantageous market for the asset or liability
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
Fair value related disclosures for financial instruments that are measured at fair value are summarized in the following notes:

•	Quoted equity securities	Note 35

•	Bills receivable	Note 35

•	Foreign exchange forward contract	Note 35

(e)	Foreign currency translation
The Company’s functional currency is US Dollar. The Group’s consolidated financial statements are presented in Renminbi, which is also the functional currency of Yuchai, the largest operating segment of the Group.
Each entity in the Group determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date.
Differences arising on settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of the hedge of the Group’s net investment of a foreign operation. These are recognized in OCI until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary
items measured at fair value is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).
In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary
asset or
non-monetary
liabilities relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.

Group companies
On consolidation, the assets and liabilities of foreign operations are translated into RMB at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.
(f)	Revenue from Contracts with Customers
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.
The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.
Sale of engines
Revenue from sale of engines is recognized at the point in time when control of the engine is transferred to the customer, generally on delivery of the engines, or, in some cases, when the engines are installed by the customers.
The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated (e.g. warranties). In determining the transaction price for the sale of engines, the Group considers the effects of variable consideration and the existence of significant financing components.
(i) Variable consideration
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probably that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of engines provide customers with volume rebates. The volume rebates give rise to variable consideration.
Volume rebates
The Group provides certain customers with retrospective volume rebates when the quantity of products purchased during the period exceeds a threshold specified in the contract. To estimate the variable considerations for the expected future rebates, the Group applies the most likely amount method for each individual contract. The Group then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized in “Trade and other payables” for the expected future rebates (i.e., the amount not included in the transaction price).
(ii) Significant financing component
The Group receives advance payments from customers for the sale of engines. The Group applies the practical expedient for short-term advances received from customers. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.

Warranty obligations
The Group typically provides warranties for general repairs of defects as part of the sale of engines. These assurance-type warranties are accounted for as warranty provisions. Refer to the accounting policy on warranty provisions in Section (s)
Provisions
.
Certain contracts provide a customer with maintenance service, i.e. a distinct service to the customer in addition to the assurance that the product complies with agreed upon specification. These service-type warranties are bundled together with the sale of engines. Contracts for bundled sale of engines and a service-type warranty comprise two performance obligations because the promises to transfer the engines and to provide the service-type warranty are capable of being distinct. Using a combination of expected cost-plus margin and residual approaches, the transaction price is allocated to the service-type warranty and engines with the former performance obligation recognizing a corresponding contract liability. Revenue for service-type warranties is recognized at the point in time when the service-type warranty is provided.
Consignment arrangements
In some consignment arrangements, although the good has been delivered to the customer, the Group retains control of the good and satisfies its performance obligation only upon the utilization of the good by the customer.
Sale of completed development properties
Revenue is recognized when control of the property has been transferred to the customer, either over time or at a point in time, depending on the contractual terms and the practices in the legal jurisdictions.
For development properties whereby the Group is restricted contractually from directing the properties for another use as they are being developed and has an enforceable right to payment for performance completed to date, revenue is recognized over time, based on the construction and other costs incurred to-date as a proportion of the estimated total construction and other costs to be incurred.
For development properties whereby the Group does not have an enforceable right to payment for performance completed to date, revenue is recognized when the customer obtains control of the asset.
Rendering of services
Revenue from rendering services relates to project management contracts, and hotel room and restaurant operations. Revenue is recognized over the period in which the services are rendered, by reference to completion of the specific transaction assessed on the basis of the actual service provided as a proportion of the total services to be performed.
Contract balances
Trade receivables
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e. only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Section (m)
Financial instruments – Initial recognition and subsequent measurement
.
Contract liabilities
A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Refund liabilities
A refund liability is recognized for the obligation to refund some or all of the consideration received (or receivable) from a customer. The liability is measured at the amount the Group ultimately expects it will have to return to the customer. The Group updates its estimates of refund liabilities (and the corresponding change in the transaction price) at the end of each reporting period.
Costs to fulfil a contract
Costs to fulfil a contract are capitalized if the costs relate directly to the contract, generate or enhance resources used in satisfying the contract and are expected to be recovered. Other contract costs are expensed as incurred.
Capitalized contract costs are subsequently recognized in profit or loss as the Group recognizes the related revenue. An impairment loss is recognized in profit or loss to the extent that the carrying amount of the capitalized contract costs exceeds the remaining amount of consideration that the Group expects to receive in exchange for the goods or services to which the contract costs relates less the costs that relate directly to providing the goods and that have not been recognized as expenses.

(g)	Government grants
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

(h)	Taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction to goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Sales tax
Expenses and assets are recognized net of the amount of sales tax, except:

•
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	When receivables and payables are stated with the amount of sales tax included
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

(i)	Cash dividend and non-cash distribution to equity holders of the parent
The Company recognizes a liability to make cash or
non-cash
distributions to equity holders of the parent when the distribution is authorized and the distribution is no longer at the discretion of the Company. A distribution is authorized when it is approved by the shareholders. A corresponding amount is recognized directly in equity.
Non-cash
distributions are measured at the fair value of the assets to be distributed with fair value measurement recognized directly in equity.
Upon distribution of
non-cash
asset, any difference between the carrying amount of the liabilities and the carrying amount of the assets distributed is recognized in the statement of profit or loss.

(j)	Property, plant and equipment
Construction in progress is stated at cost, net of accumulated impairment losses, if any. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.
Freehold land has an unlimited useful life and therefore is not depreciated. Asset under construction included in property, plant and equipment are not depreciated as these assets are not yet ready for intended use. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.
The Group capitalizes interest with respect to major assets under installation or construction based on the weighted average cost of the Group’s general borrowings and actual interest incurred for specific borrowings. Repairs and maintenance of a routine nature are expensed while those that extend the life of assets are capitalized.
Construction in progress represents factories under construction and machinery and equipment pending installation. All direct costs relating to the acquisition or construction of buildings and machinery and equipment, including interest charges on borrowings, are capitalized as construction in progress.

(k)	Investment properties
Investment properties are properties owned by the Group that are held to lease to third parties and earn rentals rather than for use in the production or supply of goods or services, or for administrative purposes, or in the ordinary course of business. Investment properties comprise completed investment properties and properties that are being constructed or developed for future use as investment properties.
Investment properties are initially recognized at cost, including transaction costs. Subsequent to initial recognition, investment properties are carried at cost less accumulated depreciation and impairment losses. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of the investment properties. The estimated useful life is 30 years. Depreciation methods, useful lives and residual values of investment properties are reassessed at each reporting date.
Investment properties are derecognized either when they have been disposed of (i.e., at the date recipient obtains control) or when they are permanently withdrawn from use and no future economic benefit is expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of derecognition. In determining the amount of consideration from the derecognition of investment property the Group considers the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the buyer (if any).
Transfers are made to (or from) investment property only when there is a change in use. Under cost model, the transfer does not change the carrying amount of the property transferred.

(l)	Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.
Research and development costs
Research costs are expensed as incurred.
Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	Its intention to complete and its ability to use or sell the asset

•	How the asset will generate future economic benefits

•	The availability of resources to complete the asset

•	The ability to measure reliably the expenditure during development
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. Development costs are amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.
Goodwill
Accounting policy for goodwill is separately discussed in Note 2.3(a).

A summary of the policies applied to the Group’s intangible assets is as follows:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	10 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

*	Development costs relate to on-going development projects that have not been completed and are not available for use.

(m)	Financial instruments – Initial recognition and subsequent measurement
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or which the Group has applied the practical expedient are measured at the transaction price as disclosed in Section (f)
Revenue from contracts with customers
.
In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest (“SPPI”)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss
Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes trade and other receivables (excluding bills receivable).
Financial assets at fair value through OCI (debt instruments)
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes bills receivable.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under
IAS 32 Financial Instruments: Presentation
and are not held for trading. The classification is determined on an instrument-by-instrument
basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
The Group does not have equity instruments measured under this category.

Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in statement of profit or loss.
This category includes derivative instruments and listed equity investments which the Group had not irrevocably elected to classify at fair value through OCI. Dividends on listed equity investments are also recognized as other income in the statement of profit or loss when the right of payment has been established.
A derivative embedded in a hybrid contract, with a financial liability or non-financial
host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset has expired; or

•
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment
Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Debt instruments at fair value through OCI represented by bills receivable (Note 17)

•	Trade receivables (Note 17)
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss and financial guarantee contracts. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposure for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a
“12-month
ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure irrespective of timing of the default (a “life time ECL”).
For trade receivable, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience adjusted for forward-looking factors specific to the debtors and the economic environment.
For debt instruments at fair value through OCI, the Group applies the low credit risk simplifications. At every reporting date, the Group evaluate whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making the evaluation, the Group reassesses the external credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.
The Group’s debt instruments at fair value through OCI comprise solely of bills receivable. It is the Group’s policy to measure ECLs on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL.
The Group considers a financial asset in default when contractual payments are more than 360 days from the invoice date. However, in certain cases the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering contractual cash flow.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, loans and borrowings, lease liabilities, other liabilities and derivative financial instruments.

Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss

•	Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss.
Financial liabilities at amortized cost
This is the category most relevant to the Group. After initial recognition, financial liabilities that are not carried at fair value through profit or loss are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.
This category generally applies to loans and borrowings, lease liabilities, other liabilities and payables. For more information refer to Note 24 and 28.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(n)	Inventories
Inventories are valued at the lower of cost and net realizable value.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials: purchase cost on a weighted average basis

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

(o)	Impairment of non-financial assets
Further disclosures relating to impairment of
non-financial
assets are also provided in the following notes:

•	Disclosures for significant assumptions (Note 3)

•	Property, plant and equipment (Note 11)

•	Intangible assets (Note 14)

•	Investment property (Note 12)

•	Right-of-use assets (Note 19)

•	Investment in associates & joint ventures (Note 5 & 6)
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of ten years. A long-term growth rate is calculated and applied to project future cash flows after the tenth year.
Impairment losses are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.
Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Intangible assets with indefinite useful lives are tested for impairment annually at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

(p)	Cash and cash equivalents
For the purpose of the consolidated statement of cash flows, cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

(q)	Leases
Accounting policy beginning January 1, 2019
The Group assess at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Group as a lessee
The Group applies a single recognition and measurement approach for all leases, expect for short-term leases and leases of low-value
assets. The Group recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.
(i)
Right-of-use
assets
The Group recognizes
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, as follows:

• Leasehold land	Shorter of 3 years to 50 years
• Building and office space	1 to 6 years
• Office furniture, fittings and equipment	5 years

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
The
right-of-use
assets are also subjected to impairment. Refer to the accounting policies in Section (o)
Impairment of
non-financial
assets
.
(ii) Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substances
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying assets.
(iii) Short-term leases
The Group applies the short-term lease recognition exemption to its short-term leases of land and building (i.e., those leases that have a lease term of 12 months of less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Rental income arising is accounted for on straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.
Accounting policy prior to January 1, 2019
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that asset is or those assets are not explicitly specified in an arrangement.
Prepaid operating lease
Prepaid operating lease represents payments made to the PRC land bureau for land use rights, which are charged to expense on a straight-line basis over the respective periods of the rights which are in the range of 15 to 50 years.
Group as a lessee
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.
Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the statement of profit or loss.
A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.
An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.
Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

(r)	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

(s)	Provisions
General
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Product warranty
The Group recognizes a liability at the time the product is sold, for the estimated future costs relating to the assurance-type warranties, to be incurred under the lower of a warranty period or warranty mileage on various engine models, on which the Group provides free repair and replacement. For on-road
applications engines, warranties extend for a duration (generally 12 to 60 months) or mileage (generally 50,000 to 360,000 kilometers), whichever materializes first. For other applications engines, warranties extend for a duration of generally 12 to 28 months or running hours of 1,000 to 3,500 hours, whichever materializes first. Provisions for warranty are primarily determined based on historical warranty cost per unit of engines sold adjusted for specific conditions that may arise and the number of engines under warranty at each financial year. If the nature, frequency and average cost of warranty claims change, the accrued liability for product warranty will be adjusted accordingly.
Onerous contract
A provision for onerous contracts is recognized when the unavoidable costs of meeting the obligations under a contract exceed the economic benefits expected to be received under it.

(t)	Pensions and other post-employment benefits
Defined contribution plans
The Group participates in and makes contributions to the national pension schemes as defined by the laws of the countries in which it has operations. The contributions are at a fixed proportion of the basic salary of the staff. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related services are performed.
Employee leave entitlement
Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

(u)	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 23.
That cost is recognized in “Staff costs” (Note 8.4), together with a corresponding increase in performance share reserve in equity, over the period in which the performance and/or service conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting
condition. These are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the expense had the terms not been modified, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 10).

(v)	Development properties
Development properties are properties acquired or being constructed for sale in the ordinary course of business, rather than to be held for the Group’s own use, rental or capital appreciation.
Development properties are held as other asset and are measured at the lower of cost and net realizable value.
Costs to complete development include cost of land and other direct and related development expenditure, including borrowing costs incurred in developing the properties.
Net realizable value of development properties is the estimated selling price in the ordinary course of business, based on market prices at the reporting date and discounted for the time value of money if material, less the estimated costs of completion and the estimated costs necessary to make the sale.
The costs of development properties recognized in profit or loss on disposal are determined with reference to the specific costs incurred on the property sold and an allocation of any non-specific
costs based on the relative size of the property sold.

(w)	Derivative financial instruments
Initial recognition and subsequent measurement
The Group uses derivative financial instruments, such as forward currency contracts, to hedge its foreign currency risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

2.4	Changes in accounting policies and disclosures
New and amended standards and interpretations
The Group applied IFRS 16
Leases
for the first time. The nature and effect of the changes as a result of adoption of this new accounting standard is described below.
Several other amendments and interpretations apply for the first time in 2019, but do not have an material impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.
IFRS 16
Leases
IFRS 16 supersedes IAS 17
Leases
, IFRIC 4
Determining whether an Arrangement contains a Lease
,
SIC-15
Operating Leases-Incentives
and
SIC-27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard set out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Group is the lessor.
The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group elected to use the transition practical expedient to not reassess whether a contract is, or contains a lease at January 1, 2019. Instead, the Group applied the standard only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application.
The effect of adoption IFRS 16 as at January 1, 2019 (increase/(decrease)) is, as follows:

	RMB’000	US$’000
Assets
Prepaid operating leases	(367,092)	(51,812)
Property, plant and equipment	(39)	(6)
Right-of-use assets	446,608	63,035
Trade and other receivables - Prepayment	(1,770)	(250)

Total assets	77,707	10,967

Current Liabilities
Lease liabilities	42,457	5,992
Other liabilities	(14)	(2)
Trade and other payables - Accruals	(19,097)	(2,695)

Total current liabilities	23,346	3,295

Non-current Liabilities
Lease liabilities	54,395	7,677
Other liabilities	(34)	(5)

Total non-current liabilities	54,361	7,672

The Group has lease contracts for various items of land, motor vehicle, office space and other equipment. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. Refer to Note 2.3 (q)
Leases
for the accounting policy prior to January 1, 2019.
Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases except for short-term leases and leases of low-value
assets. Refer to Note 2.3 (q)
Leases
for the accounting policy beginning January 1, 2019. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

(i)	Leases previously classified as finance leases
The Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases. The requirements of IFRS 16 were applied to these leases from January 1, 2019.

(ii)	Leases previously accounted for as operating leases
The Group recognized
right-of-use
assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value
assets. The
right-of-use
assets for most leases were recognized based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. In all leases, the right-of-use
assets were recognized based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.
The Group also applied the available practical expedients wherein it:

•	Used a single discount rate to a portfolio of leases with reasonably similar characteristics

•	Relied on its assessment of whether leases are onerous immediately before the date of initial application

•	Applied the short-term leases exemptions to leases with lease term that ends within 12 months of the date of initial application

•	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application

•	Used hindsight in determining the lease term where the contract contained options to extend or terminate the lease
Based on the above, as at January 1, 2019:

•
Right-of-use
assets of RMB 446.6 million (US$63.0 million) were recognized and presented separately in the statement of financial position. This includes the lease assets recognized previously under finance leases of RMB 0.04 million (US$0.01 million) that were reclassified from property, plant and equipment, prepaid operating leases of RMB 367.1 million (US$51.8 million) were reclassified from prepaid operating leases and prepayment for rental of RMB 1.8 million (US$0.3 million) were reclassified from trade and other receivables.

•	Additional lease liabilities of RMB 96.9 million (US$13.7 million) were recognized.

•
Prepaid operating leases of RMB 367.1 million (US$51.8 million), trade and other receivables - prepayment RMB 1.8 million (US$0.3 million) and trade and other payables - accrual of RMB 19.1 million (US$2.7 million) related to previous operating leases were derecognized.

•	Other liabilities of RMB 0.05 million (US$0.01 million) related to previous finance leases were derecognized.

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows:

	RMB’000	US$’000
Assets
Operating lease commitments as at December 31, 2018	101,700	14,354
Less:
Commitments relating to short-term leases	(2,140)	(302)
Revised rental	(13,878)	(1,959)

Adjusted operating lease commitments	85,682	12,093
Weighted average incremental borrowing rate as at January 1, 2019	4.34%	4.34%

Discounted operating lease commitments as at January 1, 2019	79,477	11,218
Less:
Prepayment adjusted to lease liabilities	(1,770)	(250)
Add:
Commitments relating to leases previously classified as finance leases	48	7
Accrual adjusted to lease liabilities	19,097	2,695

Lease liabilities as at January 1, 2019 (Note 19)	96,852	13,670

IFRIC Interpretation 23
Uncertainty over Income Tax Treatments
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	How an entity considers changes in facts and circumstances
The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.
The Group applies significant judgement in identifying uncertainties over income tax treatments. Since the Group operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements.
The Interpretation did not have material impact on the consolidated financial statements of the Group.
Amendments to IFRS 9 Prepayment Features with Negative Compensation
Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. These amendments had no impact on the consolidated financial statements of the Group.
Amendments to IAS 19
Plan Amendment, Curtailment or Settlement
The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to determine the current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event. An entity is also required to determine the net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event, and the discount rate used to remeasure that net defined benefit liability (asset).
The amendments had no impact on the consolidated financial statements of the Group as it did not have defined benefit plans.
Amendments to IAS 28
Long-term interests in associates and joint ventures
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.
The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28
Investments in Associates and Joint Ventures
.
These amendments had no impact on the consolidated financial statements as the Group does not have long-term interests in its associate and joint venture.
Annual improvements 2015-2017 cycle
IFRS 3
Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted.
These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where the Group obtains control of a business that is joint operation.
IFRS 11
Joint Arrangements
An entity that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.
An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted.
These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where a joint control is obtained.
IAS 12
Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.
An entity applies the amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted. When the entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.
Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.
IAS 23
Borrowing Costs
The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.
The entity applies the amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019, with early application permitted.
Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.

2.5	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
IFRS 17
Insurance Contracts
In May 2017, the IASB issued IFRS 17
Insurance Contracts
(“IFRS 17”), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4
Insurance Contracts
(“IFRS 4”) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and
re-insurance),
regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)

•	A simplified approach (the premium allocation approach) mainly for short-duration contracts
IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.
Amendments to IFRS 3
Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3
Business Combinations
to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
Amendments to IAS 1 and IAS 8
Definition of Material
In October 2018, the IASB issued amendments to IAS 1
Presentation of Financial Statements
and IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ‘Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’
The amendments to the definition of material is not expected to have a significant impact on the Group’s consolidated financial statements.